Share-Based Compensation - Summary of Restricted Stock Units Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Modification of unvested awards from equity to liability	$ 553
2011 Stock Plan | Restricted Stock Units
Number of Restricted Stock Units
Nonvested - Beginning of period (in shares)	580
Converted to liability awards (in shares)	(277)
Vested (in shares)	(214)
Cancelled or forfeited (in shares)	(19)
Nonvested - End of period (in shares)	70	580
Weighted-Average Grant-Date Fair Value
Nonvested - Beginning of period (in dollars per share)	$ 18.14
Granted (in dollars per share)		$ 5.29	$ 36.40
Converted to liability awards (in dollars per share)	5.29
Vested (in dollars per share)	24.06
Cancelled or forfeited (in dollars per share)	37.70
Nonvested - End of period (in dollars per share)	$ 45.28	$ 18.14
Grant date fair value of RSUs	$ 5,200	$ 4,800	$ 9,700
Compensation cost not yet recognized	$ 1,500
Recognition period	1 year 1 month 6 days
Minimum | 2011 Stock Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum | 2011 Stock Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years